Average Annual Total Returns - ProShares Ultra FTSE China 50	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	FTSE China 50 Index OneYear		FTSE China 50 Index FiveYears		FTSE China 50 Index TenYears
Total	24.56%	0.72%	0.07%	22.35%	0.28%	(0.15%)	14.34%	0.36%	(0.04%)	14.53%	[1]	(1.41%)	[1]	3.44%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.